Investments (Consolidated Variable Interest Entities - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Tax credits guaranteed by third parties that reduce maximum exposure to loss related to other invested assets	$ 150	$ 179
Financial or other support to investees designated as VIEs	$ 0	$ 0	$ 0